UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                                    FORM 13F
                              FORM 13F COVER PAGE


      REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 2012

       CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER:  1
                                                      ---

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [X]  IS A RESTATEMENT

                        [  ]  ADDS NEW HOLDINGS ENTRIES.


              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                             NAME:  Stephen Feinberg

              ADDRESS:  875 Third Avenue, 11th Floor, New York, NY  10022
             ------------------------------------------------------------


                         FORM 13F FILE NUMBER:  28-06882
                        ---------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Stephen Feinberg
           --------------------
TITLE:     Investment Manager
           --------------------
PHONE:     (212) 891-2100
           --------------------

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/Stephen Feinberg               New York, NY                  6/5/2012
---------------------            --------------                -----------
[Signature]                      [City, State]                 [Date]


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:         11
---------------------------------------       ----


Form 13F Information Table Value Total:       $1,252,660   (thousands)
---------------------------------------       -------------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
----

                                Stephen Feinberg
                                   Form 13F
                               Amendment Number 1
                                 March 31, 2012


                           FORM 13F INFORMATION TABLE



   COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
----------------------  -------------  ---------  ----------  ----------------------  --------  --------  --------------------------
                           Title of                Value       Shares/     SH/  PUT/  INVSTMT    OTHER            VOTING AUTH
Name of Issuer               Class      Cusip     (x1000)      PRN AMT     PRN  CALL  DSCRETN    MNGRS    SOLE         SHRD     NONE
----------------------  -------------  ---------  ----------  -----------  ---  ----  --------  --------  --------------------------
AERCAP HOLDINGS NV          SHS         N00985106   $309,434   27,851,839  SH          SOLE      N/A        27,851,839
BLUELINX HLDGS INC          COM         09624H109   $ 88,841   33,651,979  SH          SOLE      N/A        33,651,979
DANA HLDG CORP              COM         235825205   $  6,200      400,000  SH          SOLE      N/A           400,000
DORAL FINL CORP             COM NEW     25811P886   $  1,055      765,418  SH          SOLE      N/A           765,418
GEOEYE INC                  COM         37250W108   $114,847    4,771,379  SH          SOLE      N/A         4,771,379
GRIFOLS S A                 SPONSORED
                            ADR         398438309   $484,471   62,836,702  SH          SOLE      N/A        62,836,702
HAWAIIAN TELCOM HOLDCO
   INC                      COM         420031106   $ 11,367      659,342  SH          SOLE      N/A           659,342
LEAR CORP                   COM NEW     521865204   $  9,289      200,000  SH          SOLE      N/A           200,000
SANDRIDGE ENERGY INC        COM         80007P307   $ 52,072    6,650,360  SH          SOLE      N/A         6,650,360
TOWER INTL INC              COM         891826109   $151,859   12,467,866  SH          SOLE      N/A        12,467,866
TRW AUTOMOTIVE HLDGS CORP   COM         87264S106   $ 23,225      500,000  SH          SOLE      N/A           500,000


-------------------------------------------------------